Note 32 Eligible capital resources (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Eligible capital resources [Line Items]
Issued capital		€ 3,267	€ 3,267	€ 3,267
Share premium		23,599	23,992	23,992
Retained earnings revaluation reserves and other reserves eligible capital resources		29,984	30,344	29,269
Other equity interest		60	42	56
Treasury shares		(647)	(46)	(62)
Profit (loss), attributable to owners of parent		4,653	1,305	3,512
interim dividend eligible capital resources		(532)	0	(1,084)
Shareholders funds eligible capital resources		60,384	58,904	58,950
Accumulated other comprehensive income		(16,476)	(14,356)	(10,226)
Non-controlling interests		4,853	5,471	6,201
Adjusted initial balance		48,760	50,020	54,925	€ 52,874
Goodwill and other intangible assets eligible capital resources		(1,484)	(3,455)	(6,803)
Deductions eligible capital resources		(1,484)	(3,455)	(6,803)
Differences from solvency and accounting perimeter eligible capital resources		(130)	(186)	(215)
Equity not eligible at solvency level eligible capital resources		(130)	(186)	(215)
Other adjustments and deductions eligible capital resources	[1]	(7,197)	(3,449)	(4,253)
Common equity tier 1 CET 1 eligible capital resources		39,949	42,931	43,653
Additional tier 1 before regulatory adjustments eligible capital resources		5,737	6,666	6,048
Total regulatory adjustments to additional tier 1 eligible capital resources		0	0	0
Tier 1 eligible capital resources		45,686	49,597	49,701
Tier 2 eligible capital resources		7,383	8,547	8,304
Total capital tier 1 tier 2 eligible capital resources		53,069	58,145	58,005
Total minimum equity required eligible capital resources		€ 39,275	€ 45,042	€ 46,540

[1]	(*) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group (see Note 4) and the amount of shareholders remuneration pending to be distributed.